SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Mar. 31, 2025
EBP 016
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

Schedule I
COLUMBUS MCKINNON CORPORATION EMPLOYEE STOCK OWNERSHIP PLAN
EIN: 16-0547600	PLAN NUMBER: 016

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
March 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer	Description of Investment	Cost	Fair Value
*	Columbus McKinnon Corporation	Employer Common Stock, 142,867 shares	$1,846,989	$2,418,738

			$1,846,989	$2,418,738
*	Party-in interest